American Century Investments®
Quarterly Portfolio Holdings
American Century® Select High Yield ETF (AHYB)
November 30, 2022

American Century Select High Yield ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 95.7%
Aerospace and Defense — 2.1%
Bombardier, Inc., 7.875%, 4/15/27(1)(2)	50,000	49,260
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	47,000	46,569
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	50,000	52,688
TransDigm, Inc., 6.25%, 3/15/26(1)	117,000	116,573
TransDigm, Inc., 6.375%, 6/15/26	70,000	68,857
TransDigm, Inc., 7.50%, 3/15/27	47,000	47,182
TransDigm, Inc., 5.50%, 11/15/27	186,000	175,620
TransDigm, Inc., 4.875%, 5/1/29	47,000	41,084
		597,833
Air Freight and Logistics — 0.1%
Western Global Airlines LLC, 10.375%, 8/15/25(1)	47,000	39,212
Airlines — 2.0%
Air Canada, 3.875%, 8/15/26(1)	47,000	43,064
American Airlines, Inc., 11.75%, 7/15/25(1)	140,000	155,659
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	69,643	67,658
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	70,000	71,385
Delta Air Lines, Inc., 4.375%, 4/19/28	50,000	45,750
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	46,429	44,060
United Airlines, Inc., 4.375%, 4/15/26(1)	47,000	43,805
United Airlines, Inc., 4.625%, 4/15/29(1)	97,000	86,453
		557,834
Auto Components — 1.8%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	200,000	186,987
Allison Transmission, Inc., 5.875%, 6/1/29(1)	50,000	47,316
Clarios Global LP, 6.75%, 5/15/25(1)	47,000	47,034
Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(1)	50,000	49,609
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	70,000	72,908
Goodyear Tire & Rubber Co., 5.00%, 5/31/26(2)	70,000	67,370
Patrick Industries, Inc., 4.75%, 5/1/29(1)(2)	47,000	36,972
		508,196
Automobiles — 2.4%
Ford Motor Co., 3.25%, 2/12/32	47,000	37,222
Ford Motor Co., 6.10%, 8/19/32	47,000	45,156
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	200,000	189,472
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	200,000	179,510
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	200,000	186,708
PM General Purchaser LLC, 9.50%, 10/1/28(1)	47,000	41,309
		679,377
Beverages — 0.1%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	47,000	40,674
Building Products — 1.2%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	117,000	95,041
Griffon Corp., 5.75%, 3/1/28	70,000	65,216
Masonite International Corp., 3.50%, 2/15/30(1)	47,000	36,729
PGT Innovations, Inc., 4.375%, 10/1/29(1)	47,000	39,642
Standard Industries, Inc., 4.375%, 7/15/30(1)	93,000	76,395
Standard Industries, Inc., 3.375%, 1/15/31(1)	47,000	36,104
		349,127

Capital Markets — 1.2%
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	47,000	41,147
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	70,000	67,461
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	70,000	69,181
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	117,000	107,897
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	47,000	39,384
		325,070
Chemicals — 1.9%
Avient Corp., 5.75%, 5/15/25(1)	47,000	45,881
FXI Holdings, Inc., 12.25%, 11/15/26(1)(2)	47,000	38,540
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	70,000	68,206
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	47,000	42,244
Olin Corp., 5.00%, 2/1/30(2)	47,000	42,711
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	47,000	42,032
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)(2)	47,000	39,321
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	70,000	56,202
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	47,000	29,982
Tronox, Inc., 4.625%, 3/15/29(1)	47,000	37,899
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	67,000	60,112
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	47,000	38,866
		541,996
Commercial Services and Supplies — 2.0%
ADT Security Corp., 4.125%, 8/1/29(1)	47,000	41,081
ADT Security Corp., 4.875%, 7/15/32(1)	70,000	60,690
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	70,000	66,625
Brink's Co., 4.625%, 10/15/27(1)	70,000	64,439
GFL Environmental, Inc., 4.00%, 8/1/28(1)	50,000	42,969
Matthews International Corp., 5.25%, 12/1/25(1)	117,000	108,883
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	47,000	38,780
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	47,000	41,414
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)(2)	97,000	90,357
		555,238
Communications Equipment — 0.2%
CommScope, Inc., 6.00%, 3/1/26(1)	70,000	67,811
Construction and Engineering — 0.3%
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	88,000	79,777
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	70,000	62,427
Consumer Finance — 1.8%
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)	144,723	121,057
Navient Corp., 7.25%, 9/25/23	65,000	65,095
Navient Corp., 5.875%, 10/25/24	47,000	45,720
Navient Corp., 6.75%, 6/25/25	47,000	45,837
Navient Corp., 5.50%, 3/15/29	47,000	38,447
OneMain Finance Corp., 6.125%, 3/15/24	70,000	68,358
OneMain Finance Corp., 6.875%, 3/15/25	117,000	113,782
		498,296
Containers and Packaging — 1.7%
Ball Corp., 3.125%, 9/15/31	47,000	37,398
Berry Global, Inc., 4.50%, 2/15/26(1)	70,000	67,267
Berry Global, Inc., 4.875%, 7/15/26(1)	47,000	45,157
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	117,000	115,555
OI European Group BV, 4.75%, 2/15/30(1)	47,000	40,634
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	68,000	67,671
Sealed Air Corp., 5.125%, 12/1/24(1)	70,000	69,970

TriMas Corp., 4.125%, 4/15/29(1)	47,000	40,150
		483,802
Distributors — 0.3%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	47,000	45,422
Performance Food Group, Inc., 4.25%, 8/1/29(1)	47,000	41,830
		87,252
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	37,000	34,448
Service Corp. International, 3.375%, 8/15/30	47,000	39,188
Service Corp. International, 4.00%, 5/15/31	47,000	40,326
		113,962
Diversified Financial Services — 0.5%
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	47,000	39,148
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	70,000	55,992
Paysafe Finance PLC / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)(2)	47,000	35,089
		130,229
Diversified Telecommunication Services — 3.4%
Altice France SA, 5.125%, 7/15/29(1)	200,000	157,828
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	50,000	48,805
Connect Finco Sarl / Connect US Finco LLC, 6.75%, 10/1/26(1)	200,000	189,327
Embarq Corp., 8.00%, 6/1/36	70,000	29,861
Level 3 Financing, Inc., 4.25%, 7/1/28(1)(2)	93,000	72,927
Level 3 Financing, Inc., 3.625%, 1/15/29(1)	72,000	53,255
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	47,000	34,050
Lumen Technologies, Inc., 4.50%, 1/15/29(1)(2)	47,000	31,914
Sprint Capital Corp., 6.875%, 11/15/28	47,000	49,863
Sprint Capital Corp., 8.75%, 3/15/32	70,000	83,788
Telecom Italia Capital SA, 6.00%, 9/30/34	47,000	36,371
Telecom Italia Capital SA, 7.20%, 7/18/36	47,000	39,035
T-Mobile USA, Inc., 3.375%, 4/15/29	93,000	82,338
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	70,000	50,252
		959,614
Electric Utilities — 1.9%
FirstEnergy Corp., 4.40%, 7/15/27	47,000	44,379
FirstEnergy Corp., 5.35%, 7/15/47	47,000	41,500
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	70,000	65,784
NRG Energy, Inc., 6.625%, 1/15/27	47,000	47,416
NRG Energy, Inc., 3.625%, 2/15/31(1)	97,000	77,681
PG&E Corp., 5.00%, 7/1/28(2)	47,000	43,434
PG&E Corp., 5.25%, 7/1/30(2)	47,000	42,634
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	70,000	67,799
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	70,000	65,789
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	47,000	42,102
		538,518
Electrical Equipment — 0.3%
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	25,000	25,344
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	47,000	47,666
		73,010
Electronic Equipment, Instruments and Components — 1.0%
Atkore, Inc., 4.25%, 6/1/31(1)	70,000	59,051
Imola Merger Corp., 4.75%, 5/15/29(1)	140,000	125,112
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	117,000	103,756
		287,919
Energy Equipment and Services — 1.4%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	47,000	45,552

Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	70,000	65,037
Bristow Group, Inc., 6.875%, 3/1/28(1)	70,000	65,601
Nabors Industries, Inc., 7.375%, 5/15/27(1)	47,000	45,766
Precision Drilling Corp., 6.875%, 1/15/29(1)	47,000	44,487
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	13,571	13,236
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	21,875	21,302
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	47,000	44,949
Weatherford International Ltd., 8.625%, 4/30/30(1)	47,000	45,129
		391,059
Entertainment — 0.9%
Cinemark USA, Inc., 5.875%, 3/15/26(1)(2)	47,000	41,206
Cinemark USA, Inc., 5.25%, 7/15/28(1)(2)	47,000	37,595
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)(2)	70,000	63,282
Playtika Holding Corp., 4.25%, 3/15/29(1)	47,000	38,174
WMG Acquisition Corp., 3.875%, 7/15/30(1)	47,000	40,815
WMG Acquisition Corp., 3.00%, 2/15/31(1)(2)	47,000	39,025
		260,097
Equity Real Estate Investment Trusts (REITs) — 3.6%
CTR Partnership LP / CareTrust Capital Corp., 3.875%, 6/30/28(1)	47,000	40,227
Diversified Healthcare Trust, 9.75%, 6/15/25	35,000	33,776
Diversified Healthcare Trust, 4.375%, 3/1/31	47,000	32,784
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	47,000	40,943
Iron Mountain, Inc., 5.25%, 3/15/28(1)(2)	140,000	131,077
Iron Mountain, Inc., 4.875%, 9/15/29(1)	70,000	61,646
Iron Mountain, Inc., 4.50%, 2/15/31(1)	47,000	39,412
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	70,000	55,158
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 7.50%, 6/1/25(1)	70,000	70,623
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 5.875%, 10/1/28(1)	47,000	43,588
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	47,000	42,801
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	47,000	39,471
SBA Communications Corp., 3.875%, 2/15/27	117,000	108,166
Service Properties Trust, 4.35%, 10/1/24	70,000	65,437
Service Properties Trust, 5.25%, 2/15/26	47,000	40,331
Service Properties Trust, 4.95%, 2/15/27	70,000	57,736
Service Properties Trust, 4.95%, 10/1/29(2)	70,000	51,010
Service Properties Trust, 4.375%, 2/15/30	47,000	33,057
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	47,000	39,336
		1,026,579
Food and Staples Retailing — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	47,000	43,535
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	47,000	45,002
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	47,000	39,209
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	50,000	44,312
		172,058
Food Products — 1.0%
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	47,000	42,864
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	70,000	67,241
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	70,000	69,274
Post Holdings, Inc., 5.75%, 3/1/27(1)	26,000	25,378
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	47,000	38,950
US Foods, Inc., 4.75%, 2/15/29(1)	50,000	44,625
		288,332
Health Care Equipment and Supplies — 0.6%
Avantor Funding, Inc., 3.875%, 11/1/29(1)(2)	47,000	40,361

Medline Borrower LP, 3.875%, 4/1/29(1)	70,000	60,262
Medline Borrower LP, 5.25%, 10/1/29(1)(2)	93,000	75,900
		176,523
Health Care Providers and Services — 4.7%
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)(2)	97,000	79,170
Centene Corp., 4.25%, 12/15/27	117,000	110,005
Centene Corp., 4.625%, 12/15/29	71,000	66,110
Centene Corp., 3.375%, 2/15/30(2)	47,000	40,095
Centene Corp., 3.00%, 10/15/30	47,000	38,836
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	70,000	64,696
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)(2)	47,000	39,980
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)(2)	47,000	41,712
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	47,000	34,495
DaVita, Inc., 4.625%, 6/1/30(1)	140,000	113,538
DaVita, Inc., 3.75%, 2/15/31(1)	47,000	34,616
HCA, Inc., 5.375%, 2/1/25	70,000	69,918
HCA, Inc., 5.875%, 2/15/26	47,000	47,408
HCA, Inc., 5.375%, 9/1/26	70,000	69,741
HealthEquity, Inc., 4.50%, 10/1/29(1)	47,000	41,236
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	47,000	43,172
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	47,000	39,712
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	47,000	38,647
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	140,000	133,069
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	70,000	67,161
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	47,000	44,311
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	50,000	44,204
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	47,000	40,834
		1,342,666
Hotels, Restaurants and Leisure — 8.9%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	47,000	42,833
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	117,000	98,698
Affinity Gaming, 6.875%, 12/15/27(1)	117,000	100,565
Aramark Services, Inc., 6.375%, 5/1/25(1)	117,000	116,935
Boyd Gaming Corp., 4.75%, 6/15/31(1)	100,000	87,383
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	97,000	95,998
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	97,000	81,366
Carnival Corp., 10.50%, 2/1/26(1)	70,000	70,948
Carnival Corp., 7.625%, 3/1/26(1)(2)	70,000	59,112
Carnival Corp., 5.75%, 3/1/27(1)	163,000	121,435
Carnival Corp., 9.875%, 8/1/27(1)	47,000	45,943
Carnival Corp., 4.00%, 8/1/28(1)	47,000	39,198
Carnival Corp., 6.00%, 5/1/29(1)	140,000	99,578
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	50,000	46,444
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	70,000	61,884
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)	47,000	32,248
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)(2)	47,000	46,125
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	47,000	43,559
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	47,000	38,745
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	70,000	60,702
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	47,000	38,848
Life Time, Inc., 8.00%, 4/15/26(1)(2)	47,000	42,498
MGM Resorts International, 6.75%, 5/1/25	93,000	92,690
MGM Resorts International, 4.75%, 10/15/28	47,000	41,661
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	47,000	40,642
NCL Corp. Ltd., 3.625%, 12/15/24(1)(2)	70,000	61,211

NCL Corp. Ltd., 5.875%, 3/15/26(1)	47,000	38,616
NCL Finance Ltd., 6.125%, 3/15/28(1)	47,000	36,302
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)(2)	47,000	37,685
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	47,000	35,899
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)(2)	25,000	20,746
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	70,000	61,656
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	47,000	35,321
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	140,000	114,437
Scientific Games International, Inc., 7.25%, 11/15/29(1)	47,000	46,102
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	47,000	42,293
Travel & Leisure Co., 6.625%, 7/31/26(1)	47,000	46,111
Travel + Leisure Co., 4.50%, 12/1/29(1)	47,000	38,181
Viking Cruises Ltd., 6.25%, 5/15/25(1)	70,000	62,916
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	70,000	56,108
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	93,000	89,407
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 4/15/25(1)	47,000	47,167
		2,516,196
Household Durables — 2.6%
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)	47,000	36,275
Beazer Homes USA, Inc., 6.75%, 3/15/25	70,000	67,363
Beazer Homes USA, Inc., 5.875%, 10/15/27(2)	47,000	41,149
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	70,000	55,120
Century Communities, Inc., 6.75%, 6/1/27	117,000	113,600
KB Home, 4.00%, 6/15/31	47,000	37,550
Mattamy Group Corp., 4.625%, 3/1/30(1)(2)	47,000	38,789
Newell Brands, Inc., 4.45%, 4/1/26	70,000	66,123
Newell Brands, Inc., 6.375%, 9/15/27	50,000	49,625
Newell Brands, Inc., 6.625%, 9/15/29(2)	50,000	49,194
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	47,000	41,113
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	47,000	39,025
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	47,000	36,544
Tri Pointe Homes, Inc., 5.25%, 6/1/27	70,000	63,115
		734,585
Independent Power and Renewable Electricity Producers — 1.1%
Calpine Corp., 5.25%, 6/1/26(1)	35,000	33,574
Calpine Corp., 4.50%, 2/15/28(1)	70,000	64,111
Calpine Corp., 5.125%, 3/15/28(1)	70,000	62,799
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	70,000	64,768
Sunnova Energy Corp., 5.875%, 9/1/26(1)(2)	47,000	42,131
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	47,000	43,644
		311,027
Insurance — 0.2%
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(1)	70,000	57,196
Interactive Media and Services — 0.1%
Ziff Davis, Inc., 4.625%, 10/15/30(1)(2)	47,000	40,988
Internet and Direct Marketing Retail — 0.5%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	25,000	21,158
Match Group Holdings II LLC, 3.625%, 10/1/31(1)	47,000	35,968
Millennium Escrow Corp., 6.625%, 8/1/26(1)	47,000	33,933
Uber Technologies, Inc., 7.50%, 9/15/27(1)	50,000	50,337
		141,396
IT Services — 0.3%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	47,000	45,140
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	47,000	43,936
		89,076

Leisure Products — 0.3%
Carnival Holdings Bermuda Ltd., 10.375%, 5/1/28(1)	50,000	52,138
Mattel, Inc., 5.45%, 11/1/41	47,000	37,091
		89,229
Machinery — 0.3%
Hillenbrand, Inc., 3.75%, 3/1/31	47,000	38,240
Terex Corp., 5.00%, 5/15/29(1)	47,000	42,582
		80,822
Marine — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	70,000	54,016
Media — 9.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	70,000	66,333
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	70,000	63,608
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)(2)	47,000	44,832
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	70,000	60,266
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	117,000	98,718
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	117,000	95,168
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	140,000	115,685
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	93,000	73,912
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	47,000	40,575
CSC Holdings LLC, 6.50%, 2/1/29(1)	200,000	182,500
CSC Holdings LLC, 5.75%, 1/15/30(1)	250,000	170,639
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	117,000	107,493
DISH DBS Corp., 5.00%, 3/15/23	70,000	69,563
DISH DBS Corp., 7.75%, 7/1/26	70,000	58,738
DISH DBS Corp., 5.25%, 12/1/26(1)	70,000	60,226
DISH DBS Corp., 5.75%, 12/1/28(1)	25,000	20,323
DISH DBS Corp., 5.125%, 6/1/29	47,000	31,020
GCI LLC, 4.75%, 10/15/28(1)	47,000	40,340
Gray Television, Inc., 7.00%, 5/15/27(1)(2)	117,000	107,713
Gray Television, Inc., 4.75%, 10/15/30(1)(2)	47,000	34,853
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	47,000	41,926
iHeartCommunications, Inc., 4.75%, 1/15/28(1)(2)	47,000	40,592
Lamar Media Corp., 3.75%, 2/15/28	47,000	42,533
Lamar Media Corp., 4.875%, 1/15/29	47,000	43,516
Lamar Media Corp., 4.00%, 2/15/30	47,000	41,125
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)(2)	47,000	39,966
News Corp., 3.875%, 5/15/29(1)	70,000	62,305
Nexstar Media, Inc., 5.625%, 7/15/27(1)	47,000	44,379
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)(2)	93,000	84,863
Quebecor Media, Inc., 5.75%, 1/15/23	47,000	47,012
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)(2)	47,000	39,337
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)(2)	70,000	53,666
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	47,000	36,097
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	25,000	22,601
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	70,000	65,406
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	70,000	61,937
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	47,000	43,815
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	47,000	38,471
Univision Communications, Inc., 5.125%, 2/15/25(1)	70,000	67,643
Univision Communications, Inc., 6.625%, 6/1/27(1)	47,000	45,872
Videotron Ltd., 3.625%, 6/15/29(1)(2)	47,000	39,761
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	200,000	184,988
		2,730,316

Metals and Mining — 2.3%
Arconic Corp., 6.00%, 5/15/25(1)(2)	47,000	46,409
Arconic Corp., 6.125%, 2/15/28(1)	47,000	44,199
ATI, Inc., 4.875%, 10/1/29(2)	25,000	21,356
ATI, Inc., 5.125%, 10/1/31	47,000	39,774
Carpenter Technology Corp., 6.375%, 7/15/28	47,000	44,431
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	25,000	21,920
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)(2)	47,000	40,858
Coeur Mining, Inc., 5.125%, 2/15/29(1)(2)	47,000	36,674
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	47,000	44,402
Freeport-McMoRan, Inc., 4.25%, 3/1/30	70,000	62,433
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	47,000	42,137
IAMGOLD Corp., 5.75%, 10/15/28(1)	47,000	33,407
Novelis Corp., 4.75%, 1/30/30(1)	117,000	104,170
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	47,000	39,652
Taseko Mines Ltd., 7.00%, 2/15/26(1)	47,000	39,522
		661,344
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	47,000	41,033
Multiline Retail — 0.2%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)(2)	47,000	43,772
Oil, Gas and Consumable Fuels — 17.3%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	47,000	46,826
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	47,000	48,011
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	97,000	89,595
Apache Corp., 4.25%, 1/15/30(2)	50,000	45,000
Apache Corp., 5.10%, 9/1/40	70,000	57,669
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	70,000	68,714
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	47,000	42,438
Callon Petroleum Co., 7.50%, 6/15/30(1)	100,000	95,278
Cheniere Energy Partners LP, 4.00%, 3/1/31	163,000	142,720
Cheniere Energy, Inc., 4.625%, 10/15/28	47,000	43,454
Citgo Holding, Inc., 9.25%, 8/1/24(1)	47,000	47,186
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	47,000	46,374
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	47,000	45,995
CNX Resources Corp., 7.25%, 3/14/27(1)	7,000	6,984
CNX Resources Corp., 7.375%, 1/15/31(1)(2)	50,000	50,087
Comstock Resources, Inc., 6.75%, 3/1/29(1)	47,000	45,957
Comstock Resources, Inc., 5.875%, 1/15/30(1)	47,000	43,367
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	47,000	45,897
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	47,000	43,406
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	117,000	114,383
DCP Midstream Operating LP, 5.375%, 7/15/25	117,000	115,698
DCP Midstream Operating LP, 5.125%, 5/15/29	70,000	67,963
DCP Midstream Operating LP, 3.25%, 2/15/32	47,000	39,277
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	47,000	43,621
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	100,000	98,560
EnLink Midstream LLC, 6.50%, 9/1/30(1)(2)	47,000	47,794
EnLink Midstream Partners LP, 4.85%, 7/15/26	70,000	66,926
EnLink Midstream Partners LP, 5.60%, 4/1/44	70,000	58,219
EnLink Midstream Partners LP, 5.45%, 6/1/47	70,000	56,820
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	47,000	46,141
EQM Midstream Partners LP, 6.50%, 7/1/27(1)(2)	47,000	45,656
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	47,000	41,364
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	47,000	39,624

EQT Corp., 3.90%, 10/1/27	70,000	64,883
EQT Corp., 7.00%, 2/1/30	47,000	49,511
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	117,000	111,822
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	47,000	44,931
Harvest Midstream I LP, 7.50%, 9/1/28(1)	70,000	67,123
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	70,000	68,904
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	47,000	44,297
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)(2)	47,000	43,361
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	47,000	42,903
ITT Holdings LLC, 6.50%, 8/1/29(1)	47,000	40,274
Kinetik Holdings LP, 5.875%, 6/15/30(1)	50,000	47,055
Laredo Petroleum, Inc., 9.50%, 1/15/25	70,000	70,103
Matador Resources Co., 5.875%, 9/15/26(2)	70,000	69,436
MEG Energy Corp., 7.125%, 2/1/27(1)	47,000	47,835
MEG Energy Corp., 5.875%, 2/1/29(1)	70,000	66,504
Murphy Oil Corp., 5.75%, 8/15/25	25,000	24,930
Murphy Oil Corp., 5.875%, 12/1/27	47,000	45,458
Murphy Oil Corp., 6.375%, 7/15/28	47,000	46,435
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	70,000	63,305
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	47,000	45,946
NuStar Logistics LP, 6.375%, 10/1/30	47,000	43,797
Occidental Petroleum Corp., 5.50%, 12/1/25	47,000	46,934
Occidental Petroleum Corp., 3.40%, 4/15/26	47,000	43,786
Occidental Petroleum Corp., 8.50%, 7/15/27	70,000	76,389
Occidental Petroleum Corp., 6.375%, 9/1/28	47,000	48,041
Occidental Petroleum Corp., 8.875%, 7/15/30	70,000	80,336
Occidental Petroleum Corp., 6.625%, 9/1/30	47,000	49,091
Occidental Petroleum Corp., 6.125%, 1/1/31(2)	47,000	47,743
Occidental Petroleum Corp., 7.50%, 5/1/31	47,000	51,061
Occidental Petroleum Corp., 4.40%, 4/15/46	47,000	37,216
Occidental Petroleum Corp., 4.10%, 2/15/47	70,000	54,728
Parkland Corp., 4.625%, 5/1/30(1)	47,000	39,470
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	47,000	42,968
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23(2)	70,000	70,095
Range Resources Corp., 8.25%, 1/15/29	47,000	49,090
ROCC Holdings LLC, 9.25%, 8/15/26(1)	47,000	47,082
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	47,000	43,180
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	50,000	45,051
SM Energy Co., 6.75%, 9/15/26	70,000	68,719
Southwestern Energy Co., 5.375%, 2/1/29	47,000	44,415
Southwestern Energy Co., 5.375%, 3/15/30	47,000	44,246
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	47,000	46,391
Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30	47,000	40,839
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	47,000	42,594
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	47,000	41,974
Talos Production, Inc., 12.00%, 1/15/26	47,000	49,170
Tap Rock Resources LLC, 7.00%, 10/1/26(1)	47,000	44,029
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 7/15/27	47,000	47,316
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	117,000	110,973
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	47,000	42,872
Teine Energy Ltd., 6.875%, 4/15/29(1)	47,000	42,638
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	93,000	80,440
Viper Energy Partners LP, 5.375%, 11/1/27(1)	70,000	66,468
Western Midstream Operating LP, 3.35%, 2/1/25	70,000	67,186

Western Midstream Operating LP, 5.50%, 2/1/50	70,000	57,188
		4,895,536
Personal Products — 0.3%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	47,000	44,346
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	47,000	40,904
		85,250
Pharmaceuticals — 0.7%
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)	50,000	33,323
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	50,000	32,572
Par Pharmaceutical, Inc., 0.00%, 4/1/27(1)(3)	75,000	56,575
Prestige Brands, Inc., 3.75%, 4/1/31(1)	75,000	63,456
		185,926
Professional Services — 0.2%
ASGN, Inc., 4.625%, 5/15/28(1)	70,000	62,591
Real Estate Management and Development — 0.7%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	70,000	66,941
Forestar Group, Inc., 3.85%, 5/15/26(1)	47,000	41,582
Howard Hughes Corp., 5.375%, 8/1/28(1)	47,000	42,585
Realogy Group LLC / Realogy Co.-Issuer Corp., 5.75%, 1/15/29(1)	47,000	36,012
		187,120
Road and Rail — 1.7%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)(2)	70,000	64,837
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)(2)	47,000	41,339
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)(2)	47,000	41,431
Hertz Corp., 5.00%, 12/1/29(1)	47,000	37,361
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	47,000	41,405
Uber Technologies, Inc., 4.50%, 8/15/29(1)	93,000	81,133
United Rentals North America, Inc., 4.875%, 1/15/28	97,000	93,145
United Rentals North America, Inc., 3.875%, 2/15/31(2)	70,000	60,308
XPO Logistics, Inc., 6.25%, 5/1/25(1)(2)	16,000	16,234
		477,193
Semiconductors and Semiconductor Equipment — 0.3%
ON Semiconductor Corp., 3.875%, 9/1/28(1)	47,000	41,732
Synaptics, Inc., 4.00%, 6/15/29(1)(2)	47,000	39,244
		80,976
Software — 2.2%
Castle US Holding Corp., 9.50%, 2/15/28(1)	70,000	35,471
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	47,000	43,488
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	47,000	42,732
GoTo Group, Inc., 5.50%, 9/1/27(1)	47,000	27,586
MSCI, Inc., 3.625%, 9/1/30(1)	93,000	78,215
NCR Corp., 5.125%, 4/15/29(1)	70,000	60,297
NCR Corp., 6.125%, 9/1/29(1)	47,000	45,673
NCR Corp., 5.25%, 10/1/30(1)	70,000	59,162
Open Text Corp., 3.875%, 12/1/29(1)	70,000	56,016
Open Text Holdings, Inc., 4.125%, 2/15/30(1)(2)	47,000	38,124
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	47,000	36,530
Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	47,000	32,295
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	20,000	19,146
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)(2)	47,000	33,667
		608,402
Specialty Retail — 2.3%
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	47,000	41,075
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)(2)	47,000	39,765

Bath & Body Works, Inc., 6.625%, 10/1/30(1)	47,000	44,062
Bath & Body Works, Inc., 6.75%, 7/1/36	70,000	61,556
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	47,000	43,322
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	70,000	59,068
Gap, Inc., 3.875%, 10/1/31(1)	47,000	35,546
Lithia Motors, Inc., 3.875%, 6/1/29(1)(2)	47,000	39,492
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	70,000	64,697
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	47,000	37,642
Staples, Inc., 7.50%, 4/15/26(1)	117,000	104,577
Staples, Inc., 10.75%, 4/15/27(1)(2)	47,000	34,454
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)(2)	47,000	40,186
		645,442
Technology Hardware, Storage and Peripherals — 0.4%
Seagate HDD Cayman, 3.375%, 7/15/31	47,000	36,383
Xerox Holdings Corp., 5.00%, 8/15/25(1)	47,000	43,781
Xerox Holdings Corp., 5.50%, 8/15/28(1)(2)	47,000	37,884
		118,048
Thrifts and Mortgage Finance — 1.4%
Freedom Mortgage Corp., 8.125%, 11/15/24(1)	25,000	23,044
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	70,000	60,329
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	47,000	37,497
MGIC Investment Corp., 5.25%, 8/15/28	70,000	63,778
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	47,000	39,481
NMI Holdings, Inc., 7.375%, 6/1/25(1)	47,000	47,309
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	47,000	36,876
Radian Group, Inc., 4.875%, 3/15/27	47,000	42,698
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	47,000	38,943
		389,955
Trading Companies and Distributors — 0.6%
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	47,000	39,605
Fly Leasing Ltd., 7.00%, 10/15/24(1)	70,000	52,595
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	36,000	34,622
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	47,000	40,949
		167,771
Wireless Telecommunication Services — 1.2%
Sprint LLC, 7.875%, 9/15/23	70,000	71,606
Sprint LLC, 7.125%, 6/15/24	117,000	119,630
T-Mobile USA, Inc., 2.25%, 2/15/26	47,000	43,090
T-Mobile USA, Inc., 3.50%, 4/15/31	47,000	41,010
Vodafone Group PLC, VRN, 7.00%, 4/4/79	70,000	69,824
		345,160
TOTAL CORPORATE BONDS (Cost $30,708,387)		27,074,854
PREFERRED STOCKS — 0.6%
Banks — 0.6%
Bank of America Corp., 6.25%	70,000	67,725
Citigroup, Inc., 4.70%	70,000	59,176
JPMorgan Chase & Co., 6.125%(2)	47,000	46,035
TOTAL PREFERRED STOCKS (Cost $196,576)		172,936
SHORT-TERM INVESTMENTS — 9.4%
Money Market Funds — 9.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	916,217	916,217

State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,760,923	1,760,923
TOTAL SHORT-TERM INVESTMENTS (Cost $2,677,140)		2,677,140
TOTAL INVESTMENT SECURITIES—105.7% (Cost $33,582,103)		29,924,930
OTHER ASSETS AND LIABILITIES — (5.7)%		(1,619,114)
TOTAL NET ASSETS — 100.0%		$28,305,816

NOTES TO SCHEDULE OF INVESTMENTS
PIK	-	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $18,735,229, which represented 66.2% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,726,336. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security is in default.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,780,672, which includes security collateral of $19,749.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$27,074,854	—
Preferred Stocks	—	172,936	—
Short-Term Investments	$2,677,140	—	—
	$2,677,140	$27,247,790	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.